RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS

Type of transaction	2025	2024	2023
	$	$	$
Consulting fees	216,000	216,000	216,000
Management fees	90,000	216,000	216,000
Professional fees	128,400	128,400	128,400
Severance benefits	108,000	-	-
Share-based compensation	197,937	433,848	495,348
	740,337	994,248	1,055,748